Fair Value Measurements - Significant Unobservable Inputs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended										3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Stabilizer / MCG	Dec. 31, 2012 Stabilizer / MCG	Dec. 31, 2011 Stabilizer / MCG	Dec. 31, 2010 Stabilizer / MCG	Dec. 31, 2009 Stabilizer / MCG	Mar. 31, 2013 Stabilizer (Investment Only) and MCG Contracts	Dec. 31, 2012 Stabilizer (Investment Only) and MCG Contracts	Mar. 31, 2013 Stabilizer with Recordkeeping Agreements	Dec. 31, 2012 Stabilizer with Recordkeeping Agreements	Mar. 31, 2013 Investment contract GMWB/GMWBL Minimum Market Approach Valuation Technique		Dec. 31, 2012 Investment contract GMWB/GMWBL Minimum Market Approach Valuation Technique	Mar. 31, 2013 Investment contract GMWB/GMWBL Maximum Market Approach Valuation Technique		Dec. 31, 2012 Investment contract GMWB/GMWBL Maximum Market Approach Valuation Technique	Mar. 31, 2013 Investment contract GMAB Minimum Market Approach Valuation Technique		Dec. 31, 2012 Investment contract GMAB Minimum Market Approach Valuation Technique	Mar. 31, 2013 Investment contract GMAB Maximum Market Approach Valuation Technique		Dec. 31, 2012 Investment contract GMAB Maximum Market Approach Valuation Technique	Mar. 31, 2013 Investment contract FIA Minimum Market Approach Valuation Technique		Dec. 31, 2012 Investment contract FIA Minimum Market Approach Valuation Technique	Mar. 31, 2013 Investment contract FIA Maximum Market Approach Valuation Technique		Dec. 31, 2012 Investment contract FIA Maximum Market Approach Valuation Technique	Mar. 31, 2013 Derivative Financial Instruments, Liabilities Stabilizer / MCG Minimum Market Approach Valuation Technique		Dec. 31, 2012 Derivative Financial Instruments, Liabilities Stabilizer / MCG Minimum Market Approach Valuation Technique	Mar. 31, 2013 Derivative Financial Instruments, Liabilities Stabilizer / MCG Maximum Market Approach Valuation Technique		Dec. 31, 2012 Derivative Financial Instruments, Liabilities Stabilizer / MCG Maximum Market Approach Valuation Technique	Mar. 31, 2013 Derivative Financial Instruments, Liabilities Stabilizer (Investment Only) and MCG Contracts Minimum Market Approach Valuation Technique	Dec. 31, 2012 Derivative Financial Instruments, Liabilities Stabilizer (Investment Only) and MCG Contracts Minimum Market Approach Valuation Technique	Mar. 31, 2013 Derivative Financial Instruments, Liabilities Stabilizer (Investment Only) and MCG Contracts Maximum Market Approach Valuation Technique	Dec. 31, 2012 Derivative Financial Instruments, Liabilities Stabilizer (Investment Only) and MCG Contracts Maximum Market Approach Valuation Technique	Mar. 31, 2013 Derivative Financial Instruments, Liabilities Stabilizer with Recordkeeping Agreements Minimum Market Approach Valuation Technique	Dec. 31, 2012 Derivative Financial Instruments, Liabilities Stabilizer with Recordkeeping Agreements Minimum Market Approach Valuation Technique	Mar. 31, 2013 Derivative Financial Instruments, Liabilities Stabilizer with Recordkeeping Agreements Maximum Market Approach Valuation Technique	Dec. 31, 2012 Derivative Financial Instruments, Liabilities Stabilizer with Recordkeeping Agreements Maximum Market Approach Valuation Technique	Mar. 31, 2013 In the Money	Dec. 31, 2012 In the Money	Mar. 31, 2013 In the Money During Surrender Charge Period GMWB/GMWBL		Dec. 31, 2012 In the Money During Surrender Charge Period GMWB/GMWBL		Mar. 31, 2013 In the Money During Surrender Charge Period GMWB/GMWBL Minimum	Dec. 31, 2012 In the Money During Surrender Charge Period GMWB/GMWBL Minimum	Mar. 31, 2013 In the Money During Surrender Charge Period GMWB/GMWBL Maximum	Dec. 31, 2012 In the Money During Surrender Charge Period GMWB/GMWBL Maximum	Mar. 31, 2013 In the Money During Surrender Charge Period GMAB		Dec. 31, 2012 In the Money During Surrender Charge Period GMAB		Mar. 31, 2013 In the Money During Surrender Charge Period GMAB Minimum	Dec. 31, 2012 In the Money During Surrender Charge Period GMAB Minimum	Mar. 31, 2013 In the Money During Surrender Charge Period GMAB Maximum	Dec. 31, 2012 In the Money During Surrender Charge Period GMAB Maximum	Mar. 31, 2013 In the Money After Surrender Charge Period GMWB/GMWBL		Dec. 31, 2012 In the Money After Surrender Charge Period GMWB/GMWBL		Mar. 31, 2013 In the Money After Surrender Charge Period GMWB/GMWBL Minimum	Dec. 31, 2012 In the Money After Surrender Charge Period GMWB/GMWBL Minimum	Mar. 31, 2013 In the Money After Surrender Charge Period GMWB/GMWBL Maximum	Dec. 31, 2012 In the Money After Surrender Charge Period GMWB/GMWBL Maximum	Mar. 31, 2013 In the Money After Surrender Charge Period GMAB		Dec. 31, 2012 In the Money After Surrender Charge Period GMAB		Mar. 31, 2013 In the Money After Surrender Charge Period GMAB Minimum	Dec. 31, 2012 In the Money After Surrender Charge Period GMAB Minimum	Mar. 31, 2013 In the Money After Surrender Charge Period GMAB Maximum	Dec. 31, 2012 In the Money After Surrender Charge Period GMAB Maximum	Mar. 31, 2013 Out of the Money	Dec. 31, 2012 Out of the Money	Mar. 31, 2013 Out of the Money During Surrender Charge Period GMWB/GMWBL	Dec. 31, 2012 Out of the Money During Surrender Charge Period GMWB/GMWBL	Mar. 31, 2013 Out of the Money During Surrender Charge Period GMWB/GMWBL Minimum	Dec. 31, 2012 Out of the Money During Surrender Charge Period GMWB/GMWBL Minimum	Mar. 31, 2013 Out of the Money During Surrender Charge Period GMWB/GMWBL Maximum	Dec. 31, 2012 Out of the Money During Surrender Charge Period GMWB/GMWBL Maximum	Mar. 31, 2013 Out of the Money During Surrender Charge Period GMAB	Dec. 31, 2012 Out of the Money During Surrender Charge Period GMAB	Mar. 31, 2013 Out of the Money During Surrender Charge Period GMAB Minimum	Dec. 31, 2012 Out of the Money During Surrender Charge Period GMAB Minimum	Mar. 31, 2013 Out of the Money During Surrender Charge Period GMAB Maximum	Dec. 31, 2012 Out of the Money During Surrender Charge Period GMAB Maximum	Mar. 31, 2013 Out of the Money After Surrender Charge Period GMWB/GMWBL	Dec. 31, 2012 Out of the Money After Surrender Charge Period GMWB/GMWBL	Mar. 31, 2013 Out of the Money After Surrender Charge Period GMWB/GMWBL Minimum	Dec. 31, 2012 Out of the Money After Surrender Charge Period GMWB/GMWBL Minimum	Mar. 31, 2013 Out of the Money After Surrender Charge Period GMWB/GMWBL Maximum	Dec. 31, 2012 Out of the Money After Surrender Charge Period GMWB/GMWBL Maximum	Mar. 31, 2013 Out of the Money After Surrender Charge Period GMAB	Dec. 31, 2012 Out of the Money After Surrender Charge Period GMAB	Mar. 31, 2013 Out of the Money After Surrender Charge Period GMAB Minimum	Dec. 31, 2012 Out of the Money After Surrender Charge Period GMAB Minimum	Mar. 31, 2013 Out of the Money After Surrender Charge Period GMAB Maximum	Dec. 31, 2012 Out of the Money After Surrender Charge Period GMAB Maximum	Mar. 31, 2013 Age 60 and under	Dec. 31, 2012 Age 60 and under	Mar. 31, 2013 Age 60 and under Minimum Y	Dec. 31, 2012 Age 60 and under Minimum Y	Mar. 31, 2013 Age 60 and under Maximum Y	Dec. 31, 2012 Age 60 and under Maximum Y	Mar. 31, 2013 Age 60 and under In the Money	Dec. 31, 2012 Age 60 and under In the Money	Mar. 31, 2013 Age 60 and under Out of the Money	Dec. 31, 2012 Age 60 and under Out of the Money	Mar. 31, 2013 Age 60-69	Dec. 31, 2012 Age 60-69	Mar. 31, 2013 Age 60-69 Minimum Y	Dec. 31, 2012 Age 60-69 Minimum Y	Mar. 31, 2013 Age 60-69 Maximum Y	Dec. 31, 2012 Age 60-69 Maximum Y	Mar. 31, 2013 Age 60-69 In the Money	Dec. 31, 2012 Age 60-69 In the Money	Mar. 31, 2013 Age 60-69 Out of the Money	Dec. 31, 2012 Age 60-69 Out of the Money	Mar. 31, 2013 Age 70 and over	Dec. 31, 2012 Age 70 and over	Mar. 31, 2013 Age 70 and over Minimum Y	Dec. 31, 2012 Age 70 and over Minimum Y	Mar. 31, 2013 Age 70 and over In the Money	Dec. 31, 2012 Age 70 and over In the Money	Mar. 31, 2013 Age 70 and over Out of the Money	Dec. 31, 2012 Age 70 and over Out of the Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Actuarial Assumptions, Benefit Utilization, Percent of Policyholders Taking Systematic Withdrawals	26.00%	26.00%
Fair Value Inputs, Actuarial Assumptions, Benefit Utilization, Percent of Policyholders Assumed to Begin Systematic Withdrawals	85.00%	85.00%
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Average Expected Delay	2 years 7 months 6 days	2 years 9 months 18 days																																																																																																						5 years 6 months	5 years 6 months									1 year 9 months 18 days	1 year 10 months 24 days									1 month 6 days	2 months 12 days
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	$ 16,100.0	$ 15,600.0		$ 102.0	$ 221.0	$ 3.0	$ 6.0																																					$ 13,400.0	$ 14,800.0	$ 7,000.0	[1]	$ 8,800.0	[1]					$ 0	[1]	$ 0	[1]					$ 6,500.0	[1]	$ 6,200.0	[1]					$ 0	[1]	$ 0	[1]					$ 2,700.0	$ 800.0	$ 2,200.0	$ 900.0					$ 0	$ 0					$ 1,200.0	$ 600.0					$ 100.0	$ 100.0					$ 3,800.0	$ 3,800.0					$ 3,000.0	$ 3,500.0	$ 800.0	$ 300.0	$ 7,600.0	$ 7,400.0					$ 6,300.0	$ 7,000.0	$ 1,300.0	$ 400.0	$ 4,700.0	$ 4,400.0			$ 4,100.0	$ 4,300.0	$ 600.0	$ 100.0
Long-term equity implied volatility												15.00%	[2]	15.00%	25.00%	[2]	25.00%	15.00%	[2]	15.00%	25.00%	[2]	25.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%
Interest rate implied volatility												0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	3.30%	[2]	4.00%
Equity Funds												50.00%	[2]	50.00%	98.00%	[2]	98.00%	50.00%	[2]	50.00%	98.00%	[2]	98.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%
Equity and Fixed Income Funds												(20.00%)	[2]	(20.00%)	44.00%	[2]	44.00%	(20.00%)	[2]	(20.00%)	44.00%	[2]	44.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%
Interest Rates and Equity Funds												(30.00%)	[2]	(25.00%)	(16.00%)	[2]	(16.00%)	(30.00%)	[2]	(25.00%)	(16.00%)	[2]	(16.00%)	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%
Nonperformance risk												0.01%	[2]	0.10%	1.30%	[2]	1.30%	0.01%	[2]	0.10%	1.30%	[2]	1.30%	0.01%	[2]	0.10%	1.30%	[2]	1.30%	0.01%	[2]	0.10%	1.30%	[2]	1.30%
Benefit Utilization												85.00%	[2],[3]	85.00%	100.00%	[2],[3]	100.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%
Partial Withdrawals												0.00%	[2]	0.00%	10.00%	[2]	10.00%	0.00%	[2]	0.00%	10.00%	[2]	10.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%
Lapses												0.08%	[2],[4]	0.08%	32.00%	[2],[4]	32.00%	0.08%	[2],[4]	0.08%	31.00%	[2],[4]	31.00%	0.00%	[2],[4]	0.00%	10.00%	[2],[4]	10.00%	0.00%	[2],[5]	0.00%	55.00%	[2],[5]	55.00%	0.00%	0.00%	30.00%	30.00%	0.00%	0.00%	55.00%	55.00%							0.08%	0.08%	5.80%	5.80%					0.08%	0.08%	8.20%	8.20%					1.50%	1.50%	17.00%	17.00%					2.40%	2.40%	22.00%	22.00%					0.35%	0.35%	12.00%	12.00%			0.41%	0.41%	12.00%	12.00%			3.20%	3.20%	32.00%	32.00%			12.00%	12.00%	31.00%	31.00%
Policyholder Deposits												0.00%	[2],[6]	0.00%	0.00%	[2],[6]	0.00%	0.00%	[2],[6]	0.00%	0.00%	[2],[6]	0.00%	0.00%	[2],[6]	0.00%	0.00%	[2],[6]	0.00%	0.00%	[2],[5],[6]	0.00%	60.00%	[2],[5],[6]	60.00%	0.00%	0.00%	55.00%	55.00%	0.00%	0.00%	60.00%	60.00%
Percentage of Plans			100.00%	100.00%				87.00%	87.00%	13.00%	13.00%
Actuarial Assumptions, Lapses under percent threshold																														0.00%		0.00%	25.00%		25.00%	0.00%	0.00%	15.00%	15.00%	0.00%	0.00%	25.00%	25.00%
Actuarial Assumptions, Policyholder Deposits under percent threshold																														0.00%		0.00%	30.00%		30.00%	0.00%	0.00%	20.00%	20.00%	0.00%	0.00%	30.00%	30.00%
Actuarial Assumptions, Lapses, threshold percentage	85.00%	85.00%
Actuarial Assumptions, Policyholder Deposits, threshold percentage	85.00%	85.00%
Attained Age																																																																																																										0	0	60	60							60	60	69	69							70	70
Fair Value Inputs, Actuarial Assumptions, Mortality												0.00%	[2],[7]	0.00%	0.00%	[2],[7]	0.00%	0.00%	[2],[7]	0.00%	0.00%	[2],[7]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%	0.00%	[2]	0.00%

[1]	The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
[2]	Represents the range of reasonable assumptions that management has used in its fair value calculations.
[3]	Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 26% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less “in the money” (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly “in the money”. The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of March 31, 2013 (account value amounts are in $ billions). Account Values Attained Age Group In the Money Out of the Money Total Average Expected Delay (Years)< 60 $3.0 $0.8 $3.8 5.560-69 6.3 1.3 7.6 1.870+ 4.1 0.6 4.7 0.1 $13.4 $2.7 $16.1 2.6
[4]	Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. We make dynamic adjustments to lower the lapse rates for contracts that are more “in the money.” The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of March 31, 2013 (account value amounts are in $ billions). GMAB GMWB/GMWBL Moneyness Account Value Lapse Range Account Value Lapse RangeDuring Surrender Charge Period In the Money** $— 0.08% to 8.2% $7.0 0.08% to 5.8% Out of the Money — 0.41% to 12% 2.2 0.35% to 12%After Surrender Charge Period In the Money** — 2.4% to 22% 6.5 1.5% to 17% Out of the Money 0.1 12% to 31% 1.2 3.2% to 32%** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
[5]	Stabilizer contracts with recordkeeping agreements have a different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below: Percentage of Plans Overall Range of Lapse Rates Range of Lapse Rates for 85% of Plans Overall Range of Policyholder Deposits Range of Policyholder Deposits for 85% of PlansStabilizer (Investment Only) and MCG Contracts87% 0-30% 0-15% 0-55% 0-20%Stabilizer with Recordkeeping Agreements13% 0-55% 0-25% 0-60% 0-30%Aggregate of all plans100% 0-55% 0-25% 0-60% 0-30%
[6]	Measured as a percentage of assets under management or assets under administration.
[7]	The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.